Market Risk Benefits - Market Risk Benefits In Asset and Liability Positions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Market risk benefits assets	[1]	$ 1,393,237	$ 1,786,565
Market risk benefit liabilities	[1]	5,521,601	9,764,443
Variable Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Net amount at risk		$ 12,141,947	$ 2,566,157
Weighted-average attained age of contractholders		68 years	66 years
Market risk benefits assets		$ 1,393,237	$ 1,786,565
Market risk benefit liabilities		5,521,601	9,764,443
Net liabilities		$ 4,128,364	$ 7,977,878	$ (12,032)

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.